Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

23	Right-of-use assets and lease liabilities

Accounting policy

Right-of-use assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

Lease terms are negotiated on an individual asset basis, and contractual provisions contain a wide range of different terms and conditions. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

The Company accounts for non-lease components such as service costs separately, whenever applicable. The Company’s lease terms may include options to extend or terminate the lease and when it is reasonably certain that we will exercise that option, the financial effects are included in the contract’s measurement.

Payments associated with short-term leases, and all leases of low-value assets, are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less without a purchase option.

Measurement

Liabilities arising from a lease contract are initially measured on a present value basis, using the incremental borrowing rate approach. The incremental borrowing rate is determined by the Company based on equivalent financial costs that would be charged by a counterparty for a transaction with the same currency and a similar amount, term and risk of the lease contract. The finance cost charged to the income statement produces a constant periodic rate of interest over the lease term. On December 31, 2025, incremental borrowing rate were between 7,90% to 16,50% for Brazil; 2,85% to 9,53% for Peru and 5,00% for Luxembourg.

Lease contracts are recognized as a liability with a corresponding right-of-use asset at the date at which the leased asset is available for use by the Company. The right-of-use asset also includes any lease payments made, and it is amortized over the shorter of the asset’s useful life and the lease term on a straight-line basis. Amortization expenses are classified either in “Cost of sales” or “Administrative expenses” based on the designation of the related assets.

When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

(a)	Right-of-use assets - Changes in the year

					2025	2024
	Lands and Buildings	Machinery, equipment, and facilities	IT equipment	Vehicles	Total	Total
Balance at the beginning of the year	21,505	58,559	346	4,855	85,265	74,818
Cost	24,592	119,566	910	12,640	157,708	111,562
Accumulated amortization	(3,087)	(61,007)	(564)	(7,785)	(72,443)	(36,744)
Balance at the beginning of the year	21,505	58,559	346	4,855	85,265	74,818
New contracts	66	43,783	766	5,396	50,011	64,955
Disposals and write-offs	-	-	-	-	-	(5,348)
Renegotiation of contracts	3,293	(51)	3,515	1,162	7,919	-
Amortization	(2,301)	(36,410)	(270)	(4,991)	(43,972)	(36,189)
Remeasurement	(390)	1,103	181	3,391	4,285	144
Foreign exchange effects	(1,629)	4,563	38	593	3,565	(13,115)
Effect of new subsidiary acquisition	3,094	-	-	-	3,094	-
Balance at the end of year	23,638	71,547	4,576	10,406	110,167	85,265
Cost	36,673	155,940	4,976	16,205	213,794	157,708
Accumulated amortization	(13,035)	(84,393)	(400)	(5,799)	(103,627)	(72,443)
Balance at the end of year	23,638	71,547	4,576	10,406	110,167	85,265

Average annual amortization rates %	31	33	33	33

(b)	Lease liabilities - Changes in the year

	2025	2024
Balance at the beginning of the year	95,899	77,405
New contracts	50,011	64,955
Disposals and write-offs	-	(4,853)
Payments of lease liabilities	(43,616)	(32,056)
Contract renegotiation	7,919	-
Interest paid on lease liabilities	(9,807)	(11,645)
Remeasurement	4,285	144
Accrued interest - note 10	9,989	13,517
Foreign exchange effects	2,709	(11,568)
Effect of new subsidiary acquisition	3,745	-
Balance at the end of year	121,134	95,899
Current liabilities	45,516	32,747
Non-current liabilities	75,618	63,152